Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted cash and cash equivalents	$ 55,000	$ 0
Accumulated depreciation	$ 249	$ 198	$ 48
Common Class A [Member]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0
Common stock, shares authorized (in shares)	100,000,000	100,000,000	0
Common stock, shares issued (in shares)	28,317,237	2,500,000	0
Common stock, shares outstanding (in shares)	28,317,237	2,500,000	0
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0
Common stock, shares authorized (in shares)	100,000,000	100,000,000	0
Common stock, shares issued (in shares)	1	24,000,000	0
Common stock, shares outstanding (in shares)	1	24,000,000	0